Schedule of Other Current Assets (Detail) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Other Current Assets, Properties and Equipment, Other Assets Accrued Expenses Other Current Liabilities and other Non current liabilities and Deferred Credits [Abstract]
Deposits		$ 2,151	$ 1,780
Reorganization related retainer payments			50
Investments held in rabbi trust	[1]	45	8,908
Prepaid expenses			8,392
Prepaid expenses		8,017	8,442
Total other current assets		$ 10,213	$ 19,130
Predecessor
Other Current Assets, Properties and Equipment, Other Assets Accrued Expenses Other Current Liabilities and other Non current liabilities and Deferred Credits [Abstract]
Deposits				$ 3,057
Reorganization related retainer payments				3,938
Investments held in rabbi trust				8,759
Prepaid expenses				11,414
Total other current assets				$ 18,409

[1]	Tidewater converted substantially all investments held in the rabbi trust to cash to fund a lump sum benefit to the former CEO in May 2018. Refer to Note (6) for more information regarding this payment.